Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

in thousands	2013	2012
Machinery and equipment	$58,443	$45,034
Buildings and improvements	34,820	22,501
Computer equipment and software	31,103	19,873
Office equipment	4,324	3,785
Furniture and fixtures	5,606	5,019
Land	12,906	8,772
	147,202	104,984
Accumulated depreciation and amortization	(61,439)	(46,523)
	85,763	58,461
Capital work-in-progress	5,242	3,609
	$91,005	$62,070

Depreciation expenses were $14.6 million, $7.6 million and $5.9 million in the years ended December 31, 2013, 2012 and 2011, respectively.